SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options outstanding, Beginning Balance | shares	897,158	877,157
Weighted average exercise price, Beginning Balance | $ / shares	$ 4.48	$ 4.60
Number of options outstanding, Forfeited | shares	(88,335)	(9,999)
Weighted average exercise price, Forfeited | $ / shares	$ 3.65	$ 3.77
Number of options outstanding, Issued | shares		30,000
Weighted average exercise price, Issued | $ / shares		$ 0.63
Number of options outstanding, Ending Balance | shares	808,823	897,158
Weighted average exercise price, Ending Balance | $ / shares	$ 4.57	$ 4.48